Leases	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Leases
NOTE 27: LEASES
Amounts recognized in the consolidated statements of financial position
“Property, plant and equipment” comprise owned and leased assets that do not meet the definition of investment property.

(€’000)	As of December 31,
	2019	2018
Property, Plant and Equipment owned (excluding right-of-use assets)	1,713	1,867
Right-of-use assets	3,348	1,147

Total Property, Plant and Equipment	5,061	3,014

The statement of financial position shows the following amounts relating to leases for which the Group is a lessee:

(€’000)	As of December 31,
	2019
	Property	Vehicles	Equipment	Total
Lease assets as per 31 December 2018	—	—	1,147	1,147

Right-of-use assets recognized on transition date to IFRS16	2,780	106	72	2,958

Opening balance at 1 January 2019	2,780	106	1,219	4,105

Additions for the period	30	257	—	287
Disposals for the period	—	—	—	—
Depreciation charge for the period	(399)	(90)	(555)	(1,044)

Closing balance at 31 December 2019	2,411	273	664	3,348

Amounts recognized in the consolidated statements of comprehensive loss
The consolidated statements of comprehensive loss show the following amounts relating to leases:

(€’000)	For the year ended December 31,
2019
Depreciation charge of right-of-use assets
Property	399
Vehicles	90
Equipment	555
Interest on lease liabilities (including in Financial expenses) 1	291
Interest on sublease receivable (including in Financial income)	(62)
Variable lease payments not included in the measurement of lease liabilities	—
Expenses relating to short-term leases and leases of low-value assets	182

Total expenses related to leases	1,450

1	Interests on leases are presented as operating cash flow.
Total cash outflow for leases

(€’000)	For the year ended December 31,
2019
Total cash outflow for leases (including short-term leases and leases of low-value assets)	1,679